DISCONTINUED OPERATION - Schedule of Consolidated Statements of Net (Loss)/Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operation, Income (Loss) from Discontinued Operation Disclosures [Abstract]
Net revenues	$ 0	$ 23,287,088	$ 23,871,417	$ 24,148,914	$ 39,289,537
Cost of revenues	(21,344)	(22,785,394)	(23,443,331)	(22,672,758)	(34,967,113)
Gross profit	(21,344)	501,694	428,086	1,476,156	4,322,424
Operating expenses	(23,673)	(5,582,294)	(882,885)	(26,538,318)	(772,706)
Other income/(expenses).net	23,060	48,541	71,756	(70,220)	77,429
(Loss)/income before income tax	(21,957)	(5,032,059)	(383,043)	(25,132,382)	3,627,147
Income tax expense	3,731	729,740	94,501	6,277,197	(906,787)
(Loss)/income from discontinued operation, net of income tax	$ (18,226)	$ (4,302,319)	$ (288,542)	$ (18,855,185)	$ 2,720,360